Other Current Monetary Assets - Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposits and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months (Detail)
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%	0.03%
Top of Range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	3.00%	2.70%